Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Finished goods	R$ 3,564,379	R$ 4,885,465
Work in progress	378,788	435,018
Raw materials	1,675,323	2,086,963
Packaging materials	150,444	181,193
Secondary materials	546,213	705,692
Supplies	216,998	230,092
Imports in transit	150,947	230,133
Other	75,646	111,648
(-) Adjustment to present value (1)	(129,848)	(205,313)
Total	R$ 6,628,890	R$ 8,660,891